EARNINGS (LOSS) PER SHARE (Details) $ / shares in Units, $ in Thousands	7 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares vested but not yet settled (in shares)	9,191,642
Basic
Net Loss Attributable to Class A Shares | $	$ (450,430)
Weighted-Average Class A Shares Outstanding - Basic (in shares)	354,949,067
Earnings Per Class A Share (in dollars per share) | $ / shares	$ (1.27)
Diluted
Net Loss Attributable to Class A Shareholders | $	$ (1,757,303)
Diluted (in shares)	1,315,186,416
Earnings Per Class A Share (in dollars per share) | $ / shares	$ (1.34)
Unvested RSUs
Basic
Number of Units Excluded from Diluted Calculation (in shares)	1,702,275
Warrants
Basic
Number of Units Excluded from Diluted Calculation (in shares)	14,159,364
Common Units
Basic
Effect of dilutive common and incentive units | $	$ (1,306,873)
RSUs (in shares)	960,237,349
Number of Units Excluded from Diluted Calculation (in shares)	0
Unvested Incentive Units
Basic
Number of Units Excluded from Diluted Calculation (in shares)	6,743,015
Compensation:
Basic
Number of Units Excluded from Diluted Calculation (in shares)	344,594
Earnout Securities
Basic
Number of Units Excluded from Diluted Calculation (in shares)	50,881,018